Earnings (Loss) Per Share (Narrative) (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of net loss per share	4.9	3.5	4.9	5.1